Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (29,920)	$ (24,225)	$ (19,396)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,256	1,194	1,219
Interest expense (income)	(31)	48	61
Net changes in operating leases	46	174	241
Interest expenses on leases	(2)	9	54
Exchange gains on cash and cash equivalents	(15)	(175)	(143)
Changes in accrued liability for employee rights upon retirement	11	12	6
Share-based compensation	1,968	1,661	2,251
Changes in operating assets and liabilities:
Increase in other current assets and long-term prepaid expenses	(219)	(119)	(381)
Decrease (increase) in trade receivables	129	(129)
Trade	2,371	(1,370)	2,136
Other (including other non-current liability)	193	222	1,307
Decrease in deferred revenue	(771)	(680)	(444)
Net cash used in operating activities	(24,984)	(23,378)	(13,089)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,465)	(51)	(73)
Investment in short-term bank deposits	(51,109)	(41,085)	(63,027)
Maturity of short-term bank deposits	37,085	51,027	57,000
Net cash provided by (used in) investing activities	(15,489)	9,891	(6,100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants	33,155	19,132	2
Issuance costs	(2,202)	(1,674)
Proceeds from issuance of ordinary shares subject to possible redemption	1,598
Proceeds from exercised warrants	16,662
Finance lease payments	(104)	(391)	(361)
Net cash provided by (used in) financing activities	49,109	17,067	(359)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	8,636	3,580	(19,548)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	13,697	9,942	29,347
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	15	175	143
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	22,348	13,697	9,942
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Non cash activity - Purchase of property and equipment in payables	6
Right of use assets obtained in exchange for new operating lease liabilities	240	230	28
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	21,986	13,184	9,436
Restricted bank deposits		151
Restricted bank deposits included in non-current assets	362	362	506
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	22,348	13,697	9,942
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Interest received	141	416	927
Interest paid	$ (2)	$ (9)	$ (20)